Credit Facilities, Senior Notes and Mortgage Notes Payable (Outstanding Debt Excluding Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Outstanding debt	$ 624,167	$ 345,339
Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding debt	239,838	256,500
Senior Notes Net Of Discount [Member]
Debt Instrument [Line Items]
Outstanding debt	297,729	0
Richmond Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding debt	70,000	70,000
Atlanta Metro Equipment Loan [Member]
Debt Instrument [Line Items]
Outstanding debt	$ 16,600	$ 18,839